Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2013
Property, plant and equipment, net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2013	2013	2013
	RMB	RMB	US$

Buildings	187,529	187,499	30,637
Leasehold improvements	44,264	43,651	7,133
Machineries	105,899	112,512	18,384
Motor vehicles	11,087	13,221	2,160
Furniture, fixtures and office equipment	27,588	32,166	5,256
Construction-in-progress	205,657	259,323	42,373
	582,024	648,372	105,943
Less: Accumulated depreciation	(113,752)	(128,203)	(20,948)
Total property, plant and equipment, net	468,272	520,169	84,995